Note 20 - Business Segments	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s chief operating decision-maker uses this financial information to make decisions on the allocation of resources and to evaluate business performance.

The Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

The ATM operation business segment comprises revenues from the ATM operation business.

Revenues:

	Thousands of Yen
	2016	2017	2018

Network service and systems integration business:
Customers	¥136,759,130	¥153,738,978	¥172,019,965
Intersegment	383,058	387,178	350,155
Total	137,142,188	154,126,156	172,370,120
ATM operation business:
Customers	3,888,878	4,050,081	4,030,684
Intersegment	-	-	-
Total	3,888,878	4,050,081	4,030,684

Elimination	(383,058)	(387,178)	(350,155)
Consolidated total	¥140,648,008	¥157,789,059	¥176,050,649

Segment Profit or Loss:

	Thousands of Yen
	2016	2017	2018

Operating income:
Network service and systems integration business	¥5,127,807	¥3,853,960	¥5,430,148
ATM operation business	1,148,922	1,437,601	1,510,176
Elimination	(136,375)	(157,254)	(178,122)
Consolidated total	¥6,140,354	¥5,134,307	¥6,762,202

Segment Assets:

	Thousands of Yen
	2017	2018

Segment assets:
Network service and systems integration business	¥132,756,717	¥150,229,527
ATM operation business	4,638,432	5,219,292
Elimination	-	(2,000,000)
Consolidated total	¥137,395,149	¥153,448,819

Other significant items:

	Thousands of Yen
	2016	2017	2018

Depreciation and amortization:
Network service and systems integration business	¥9,377,657	¥10,400,255	¥11,900,494
ATM operation business	543,898	493,402	464,379
Consolidated total	¥9,921,555	¥10,893,657	¥12,364,873

For information regarding the goodwill and the other impairment losses on intangible assets, see Note
8,
“Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not
presented due to immateriality of revenue attributable to international operations.